CONTRACTUAL RIGHTS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2019
CONTRACTUAL RIGHTS AND OBLIGATIONS
CONTRACTUAL RIGHTS AND OBLIGATIONS

NOTE 18 – CONTRACTUAL RIGHTS AND OBLIGATIONS

TORM has various contractual obligations and commercial commitments to make future payments including lease obligations, purchase commitments, interest payments and repayment of mortgage debt and bank loans.

The following table summarizes the Group’s contractual obligations as of 31 December 2019.

USDm	2020	2021	2022	2023	2024	Thereafter	Total
Borrowings 1) 2)	101.2	326.9	119.5	30.8	82.8	202.2	863.4
Interest payments related to scheduled interest fixing	33.8	25.4	13.1	10.0	8.0	6.9	97.2
Estimated variable interest payments 3)	4.3	6.7	4.4	3.6	3.5	11.6	34.1
Newbuilding installments 4)	51.2	—	—	—	—	—	51.2
Committed scrubber installations	32.0	—	—	—	—	—	32.0
Trade payables and other obligations	76.3	—	—	—	—	—	76.3
Total	298.8	359.0	137.0	44.4	94.3	220.7	1,155.2

1)    The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 8.0m (2018: USD 5.1m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 5.8m (2018: USD 1.1m).

2)     Borrowings include contractual obligations relating to lease liabilities arising from land and buildings and other plant and operating equipment amounted to USD 8.7m (2018: USD 0.0m), and the contractual value of lease liabilities relating to vessels and capitalized dry-dockings amounted to USD 21.9m (2018: USD 25.3m). For further detail please refer to note 7.

3)    Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.

The following table summarizes the reconciliation of liabilities arising from financing activities:

		Cash		Non-cash
	Opening				End balance as
	balance as of 1			Other	of 31
USDm	January 2019	Borrowings	Repayments	changes1)	December 2019
Borrowings	749.6	261.8	(169.2)	13.2	855.4
Total	749.6	261.8	(169.2)	13.2	855.4

¹⁾    Primarily due to implementation of IFRS 16.

		Cash		Non-cash
	Opening				End balance as
	balance as of 1			Other	of 31
USDm	January 2018	Borrowings	Repayments	changes	December 2018
Borrowings	749.1	114.5	(113.7)	(0.3)	749.6
Total	749.1	114.5	(113.7)	(0.3)	749.6

TORM has contractual rights to receive future payments as lessor of vessels on time charter and bareboat charter.

The following table summarizes the Group’s contractual rights as of 31 December 2019.

USDm	2020	2021	2022	2023	2024	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels 5)	12.6	1.1	—	—	—	—	13.7
Total	12.6	1.1	—	—	—	—	13.7

5)    Charter hire income for vessels on time charter and bareboat charter is recognized under "Revenue". The average period until redelivery of the vessels for the period ended 31 December 2019 is 1.0 year (2018: 0.8 year).